Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MORGAN STANLEY PATHWAY FUNDS
Entity Central Index Key	0000875186
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000023137
Shareholder Report [Line Items]
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Pathway Large Cap Equity ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326
Additional Information Phone Number	1-800-869-3326
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Morgan Stanley Pathway Large Cap Equity ETF	$18	0.36%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
AssetsNet	$ 3,573,845,624
Holdings Count | Holding	1,018
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,573,845,624
# of Portfolio Holdings	1,018
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Short-Term Investments	1.3%
Utilities	2.1%
Real Estate	2.1%
Materials	2.9%
Energy	3.5%
Consumer Staples	4.3%
Health Care	9.9%
Consumer Discretionary	10.0%
Communication Services	10.7%
Industrials	11.0%
Financials	14.4%
Information Technology	27.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Investments)Footnote Referencea

Table Summary
NVIDIA Corp.	6.0%
Microsoft Corp.	4.9%
Apple Inc.	4.5%
Amazon.com Inc.	4.0%
Alphabet Inc., Class A Shares	3.0%
Meta Platforms Inc., Class A Shares	2.6%
Broadcom Inc.	2.3%
Alphabet Inc., Class C Shares	1.9%
JPMorgan Chase & Co.	1.5%
Tesla Inc.	1.3%
Total	32.0%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

C000023141
Shareholder Report [Line Items]
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Pathway Small-Mid Cap Equity ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326
Additional Information Phone Number	1-800-869-3326
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Morgan Stanley Pathway Small-Mid Cap Equity ETF	$31	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[2]
AssetsNet	$ 728,681,148
Holdings Count | Holding	2,262
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$728,681,148
# of Portfolio Holdings	2,262
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Short-Term Investments	2.3%
Communication Services	2.0%
Consumer Staples	3.0%
Utilities	3.7%
Real Estate	3.8%
Energy	4.4%
Materials	4.6%
Consumer Discretionary	8.8%
Financials	12.2%
Health Care	12.9%
Information Technology	18.2%
Industrials	24.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Investments)Footnote Referencea

Table Summary
FTAI Aviation Ltd.	1.3%
Comfort Systems USA Inc.	1.1%
Ascendis Pharma AS, ADR	1.0%
TechnipFMC PLC	1.0%
ViaSat Inc.	0.9%
Bloom Energy Corp., Class A Shares	0.8%
Regal Rexnord Corp.	0.8%
Ciena Corp.	0.7%
Resideo Technologies Inc.	0.6%
IPG Photonics Corp.	0.6%
Total	8.8%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

C000023143
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Trading Symbol	TIEUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - International Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326
Additional Information Phone Number	1-800-869-3326
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
International Equity Fund	$31	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%	[3]
AssetsNet	$ 1,373,760,301
Holdings Count | Holding	934
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,373,760,301
# of Portfolio Holdings	934
Portfolio Turnover Rate	17%

Holdings [Text Block]

Country Allocation (% of Investments)

Table Summary
Value	Value
Short-Term Investments	1.4%
Other Countries	15.9%
Sweden	2.7%
Italy	2.8%
Spain	3.2%
Australia	3.6%
Netherlands	5.3%
Switzerland	8.2%
Germany	8.7%
France	11.2%
United Kingdom	17.2%
Japan	19.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Investments)Footnote Referencea

Table Summary
ASML Holding NV	2.0%
Roche Holding AG	2.0%
AstraZeneca PLC	1.9%
SAP SE	1.4%
Infineon Technologies AG	1.2%
Kering SA	1.1%
National Grid PLC	1.0%
Renesas Electronics Corp.	0.9%
LVMH Moët Hennessy Louis Vuitton SE	0.9%
Alstom SA	0.9%
Total	13.3%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

C000023144
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Trading Symbol	TEMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - Emerging Markets Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326
Additional Information Phone Number	1-800-869-3326
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Emerging Markets Equity Fund	$40	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.70%	[4]
AssetsNet	$ 877,925,190
Holdings Count | Holding	1,232
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$877,925,190
# of Portfolio Holdings	1,232
Portfolio Turnover Rate	15%

Holdings [Text Block]

Country Allocation (% of Investments)

Table Summary
Value	Value
Short-Term Investments	1.9%
Other Countries	11.0%
Indonesia	1.3%
Saudi Arabia	2.2%
Mexico	2.5%
Hong Kong	3.9%
South Africa	4.0%
Brazil	5.6%
India	12.5%
China	17.1%
South Korea	18.0%
Taiwan	20.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	11.6%
Samsung Electronics Co., Ltd.	5.9%
SK hynix Inc.	5.0%
Tencent Holdings Ltd.	3.8%
Alibaba Group Holding Ltd.	1.7%
Reliance Industries Ltd.	1.2%
Delta Electronics Inc.	1.2%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1.1%
Shinhan Financial Group Co., Ltd.	1.0%
MediaTek Inc.	1.0%
Total	33.5%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

C000023145
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Trading Symbol	TIIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - Core Fixed Income Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326
Additional Information Phone Number	1-800-869-3326
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Core Fixed Income Fund	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[5]
AssetsNet	$ 1,875,758,020
Holdings Count | Holding	3,441
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,875,758,020
# of Portfolio Holdings	3,441
Portfolio Turnover Rate	53%

Holdings [Text Block]

Asset Allocation (% of Investments)

Table Summary
Value	Value
Short-Term Investments	4.6%
Common Stock	0.0%Footnote Referencea
Senior Loans	0.0%Footnote Referencea
Collateralized Loan Obligation	0.1%
Municipal Bonds	0.1%
Open End Mutual Fund Securities	0.2%
Asset-Backed Securities	2.1%
Sovereign Bonds	3.6%
Collateralized Mortgage Obligations	13.1%
U.S. Government Agencies & Obligations	20.0%
Mortgage-Backed Securities	25.6%
Corporate Bonds & Notes	30.6%
Footnote	Description
Footnote[a]	Less than 0.05%.

Credit Quality Allocation (% of net assets)Footnote Reference*

Table Summary
Value	Value
Cash & Short-Term Investments	5.1%
Not Rated	9.4%
CCC or Lower	0.1%
B	1.3%
BB	5.4%
BBB	17.5%
A	10.5%
AA	49.2%
AAA	2.9%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Service ("S&P"), Moody's Investors Services ("Moody's") and Fitch Ratings Service ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO"). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used.

C000023146
Shareholder Report [Line Items]
Fund Name	High Yield Fund
Trading Symbol	THYUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - High Yield Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326
Additional Information Phone Number	1-800-869-3326
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
High Yield Fund	$39	0.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[6]
AssetsNet	$ 155,070,334
Holdings Count | Holding	310
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$155,070,334
# of Portfolio Holdings	310
Portfolio Turnover Rate	25%

Holdings [Text Block]

Asset Allocation (% of Investments)

Table Summary
Value	Value
Short-Term Investments	5.7%
Senior Loan	0.0%Footnote Referencea
Corporate Bonds & Notes	94.3%
Footnote	Description
Footnote[a]	Less than 0.05%.

Credit Quality Allocation (% of net assets)Footnote Reference*

Table Summary
Value	Value
Cash & Short-Term Investments	8.7%
Not Rated	0.2%
CCC or Lower	4.4%
B	31.9%
BB	54.9%
BBB	2.8%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Service ("S&P"), Moody's Investors Services ("Moody's") and Fitch Ratings Service ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO"). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used.

C000023147
Shareholder Report [Line Items]
Fund Name	International Fixed Income Fund
Trading Symbol	TIFUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - International Fixed Income Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326
Additional Information Phone Number	1-800-869-3326
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
International Fixed Income Fund	$52	1.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%	[7]
AssetsNet	$ 195,299,171
Holdings Count | Holding	423
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$195,299,171
# of Portfolio Holdings	423
Portfolio Turnover Rate	131%

Holdings [Text Block]

Asset Allocation (% of Investments)

Table Summary
Value	Value
Short-Term Investments	3.6%
Purchased Options	0.0%Footnote Referencea
Asset-Backed Securities	0.1%
Municipal Bond	0.1%
Collateralized Loan Obligations	4.6%
U.S. Government Obligations	6.1%
Collateralized Mortgage Obligations	6.7%
Corporate Bonds & Notes	10.4%
Mortgage-Backed Securities	33.0%
Sovereign Bonds	35.4%
Footnote	Description
Footnote[a]	Less than 0.05%.

Credit Quality Allocation (% of net assets)Footnote Reference*

Table Summary
Value	Value
Cash & Short-Term Investments	4.8%
Not Rated	16.0%
CCC or Lower	1.3%
B	0.6%
BB	5.0%
BBB	7.5%
A	15.1%
AA	61.3%
AAA	12.0%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Service ("S&P"), Moody's Investors Services ("Moody's") and Fitch Ratings Service ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO"). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used.

C000023138
Shareholder Report [Line Items]
Fund Name	Municipal Bond Fund
Trading Symbol	TMUUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - Municipal Bond Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326
Additional Information Phone Number	1-800-869-3326
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Municipal Bond Fund	$38	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[8]
AssetsNet	$ 89,023,030
Holdings Count | Holding	131
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$89,023,030
# of Portfolio Holdings	131
Portfolio Turnover Rate	9%

Holdings [Text Block]

Asset Allocation (% of Investments)

Table Summary
Value	Value
Short-Term Investments	10.7%
Warrant	0.0%Footnote Referencea
Collateralized Mortgage Obligation	0.2%
Municipal Bonds	89.1%
Footnote	Description
Footnote[a]	Less than 0.05%.

Credit Quality Allocation (% of net assets)Footnote Reference*

Table Summary
Value	Value
Cash & Short-Term Investments	10.6%
Not Rated	3.8%
BB	0.3%
BBB	1.6%
A	18.0%
AA	47.8%
AAA	17.0%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Service ("S&P"), Moody's Investors Services ("Moody's") and Fitch Ratings Service ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO"). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used.

C000164312
Shareholder Report [Line Items]
Fund Name	Inflation-Linked Fixed Income Fund
Trading Symbol	TILUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - Inflation-Linked Fixed Income Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326
Additional Information Phone Number	1-800-869-3326
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Inflation-Linked Fixed Income Fund	$115	2.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.29%	[9]
AssetsNet	$ 143,726,063
Holdings Count | Holding	153
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$143,726,063
# of Portfolio Holdings	153
Portfolio Turnover Rate	38%

Holdings [Text Block]

Asset Allocation (% of Investments)

Table Summary
Value	Value
Short-Term Investments	1.3%
Corporate Bonds & Notes	0.1%
Collateralized Loan Obligations	3.3%
Sovereign Bonds	3.7%
Collateralized Mortgage Obligations	5.7%
Mortgage-Backed Securities	10.7%
U.S. Government Obligations	75.2%

Credit Quality Allocation (% of net assets)Footnote Reference*

Table Summary
Value	Value
Cash & Short-Term Investments	5.0%
Not Rated	5.2%
CCC or Lower	1.6%
B	0.0%Footnote Reference**
BB	0.2%
BBB	0.4%
A	2.6%
AA	123.7%
AAA	6.0%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Service ("S&P"), Moody's Investors Services ("Moody's") and Fitch Ratings Service ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO"). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used.
Footnote**	Less than 0.05%.

C000164313
Shareholder Report [Line Items]
Fund Name	Ultra-Short Term Fixed Income Fund
Trading Symbol	TSDUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - Ultra-Short Term Fixed Income Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326
Additional Information Phone Number	1-800-869-3326
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Ultra-Short Term Fixed Income Fund	$32	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[10]
AssetsNet	$ 300,679,440
Holdings Count | Holding	371
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$300,679,440
# of Portfolio Holdings	371
Portfolio Turnover Rate	50%

Holdings [Text Block]

Asset Allocation (% of Investments)

Table Summary
Value	Value
Short-Term Investments	3.1%
Sovereign Bonds	1.3%
Mortgage-Backed Securities	2.4%
U.S. Government Obligations	5.1%
Asset-Backed Securities	8.6%
Collateralized Loan Obligations	8.8%
Collateralized Mortgage Obligations	21.2%
Corporate Bonds & Notes	49.5%

Credit Quality Allocation (% of net assets)Footnote Reference*

Table Summary
Value	Value
Cash & Short-Term Investments	3.5%
Not Rated	16.9%
CCC or Lower	0.0%Footnote Reference**
B	0.1%
BB	0.4%
BBB	33.2%
A	20.5%
AA	10.4%
AAA	23.7%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Service ("S&P"), Moody's Investors Services ("Moody's") and Fitch Ratings Service ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO"). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used.
Footnote**	Less than 0.05%.

C000196891
Shareholder Report [Line Items]
Fund Name	Alternative Strategies Fund
Trading Symbol	TALTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - Alternative Strategies Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326
Additional Information Phone Number	1-800-869-3326
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Alternative Strategies Fund	$18	0.36%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[11]
AssetsNet	$ 205,871,233
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$205,871,233
# of Portfolio Holdings	16
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Allocation (% of Investments)

Table Summary
Value	Value
Open End Mutual Fund Securities	100.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Investments)Footnote Referencea

Table Summary
BlackRock Systematic Multi-Strategy Fund, Institutional Class	10.2%
PIMCO Mortgage Opportunities and Bond Fund, Class I2	9.9%
Abbey Capital Futures Strategy Fund, Class I	9.2%
John Hancock Diversified Macro Fund, Class I	8.3%
BlackRock Event Driven Equity Fund, Institutional Class	7.8%
BNY Mellon Global Real Return Fund, Class Y	7.1%
PIMCO Credit Opportunities Bond Fund, Institutional Class	6.8%
Neuberger Berman Long Short Fund, Institutional Class	6.8%
Touchstone Flexible Income Fund, Institutional Class	6.0%
Calamos Market Neutral Income Fund, Class I	5.9%
Total	78.0%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized